Great Lakes Bond Fund
Schedule of Investments
June 30, 2020 (Unaudited)

Description	Par	Value
CORPORATE BONDS - 63.9%
Communication Services - 4.9%
Indiana Bell Telephone Co., Inc.
7.300%, 08/15/2026	$535,000	$675,190
Michigan Bell Telephone Co.
7.850%, 01/15/2022	1,651,000	1,793,443
Walt Disney Co.
7.280%, 06/30/2028	1,916,000	2,672,199
		5,140,832
Consumer Discretionary - 4.3%
General Motors Financial Co., Inc.
3.200%, 07/13/2020	2,500,000	2,501,188
Leggett & Platt, Inc.
3.500%, 11/15/2027	1,950,000	1,988,948
		4,490,136
Consumer Staples - 0.8%
Molson Coors Beverage Co.
5.000%, 05/01/2042	$785,000	833,858
Energy - 8.1%
Antero Resources Corp.
5.375%, 11/01/2021	1,519,000	1,410,118
El Paso Natural Gas Co., LLC
8.375%, 06/15/2032	500,000	669,097
Kinder Morgan, Inc.
5.300%, 12/01/2034	2,044,000	2,380,279
Marathon Oil Corp.
6.800%, 03/15/2032	1,116,000	1,180,553
MPLX LP
4.875%, 12/01/2024	250,000	277,824
4.800%, 02/15/2029	250,000	278,312
Valero Energy Partners
4.375%, 12/15/2026	2,000,000	2,270,621
		8,466,804
Financials * - 33.4%
Affiliated Managers Group
3.500%, 08/01/2025	445,000	481,460
Ally Financial, Inc.
5.125%, 09/30/2024	1,750,000	1,891,609
Bank of America Corp.
4.000%, 04/01/2024	1,000,000	1,110,591
Carlyle Holdings II Finance
5.625%, 03/30/2043 (a)	1,000,000	1,200,860
Citigroup, Inc.
1.486% (3 Month LIBOR USD + 1.100%), 05/17/2024 ^	1,000,000	1,001,321
Corporate Office Properties LP
3.700%, 06/15/2021	1,448,000	1,472,003
Credit Suisse Group Funding Ltd.
3.800%, 09/15/2022	1,000,000	1,062,919
3.800%, 06/09/2023	827,000	891,181
Deutsche Bank
2.281% (3 Month LIBOR USD + 0.970%), 07/13/2020 ^	1,500,000	1,500,284
2.700%, 07/13/2020	3,000,000	3,000,644
Ford Motor Credit Co., LLC
5.750%, 02/01/2021	3,105,000	3,128,443
3.810%, 01/09/2024	1,190,000	1,147,219
Goldman Sachs Group, Inc.
5.250%, 07/27/2021	1,593,000	1,673,013
1.377% (3 Month LIBOR USD + 1.050%), 06/05/2023 ^	2,187,000	2,191,279
1.963% (3 Month LIBOR USD + 1.600%), 11/29/2023 ^	1,250,000	1,269,960
Manufacturers & Traders Trust Co.
0.990% (3 Month LIBOR USD + 0.640%), 12/01/2021 ^	2,303,000	2,298,836
Morgan Stanley
5.500%, 07/24/2020	1,000,000	1,003,071
2.028% (3 Month LIBOR USD + 0.930%), 07/22/2022 ^	900,000	904,741
1.668% (3 Month LIBOR USD + 1.220%), 05/08/2024 ^	3,467,000	3,493,589
Sumitomo Mitsui Banking Corp.
3.000%, 01/18/2023	605,000	636,990
Symetra Financial Corp.
4.250%, 07/15/2024	640,000	689,715
Wells Fargo & Co.
4.125%, 08/15/2023	1,439,000	1,564,632
1.990% (3 Month LIBOR USD + 1.230%), 10/31/2023 ^	1,327,000	1,336,893
		34,951,253
Health Care - 1.9%
CVS Health Corp.
2.125%, 06/01/2021	1,975,000	2,001,183
Industrials - 4.0%
3M Co.
6.375%, 02/15/2028	1,000,000	1,322,717
Rolls-Royce plc
2.375%, 10/14/2020 (a)	1,792,000	1,788,376
Stanley Black & Decker, Inc.
3.400%, 12/01/2021	1,000,000	1,033,119
		4,144,212
Information Technology - 2.6%
FLIR Systems, Inc.
3.125%, 06/15/2021	800,000	813,199
Juniper Networks, Inc.
4.500%, 03/15/2024	1,750,000	1,940,235
		2,753,434
Materials - 1.1%
Ball Corp.
5.000%, 03/15/2022	1,105,000	1,150,609
Real Estate - 1.4%
Weyerhaeuser Co. - REIT
7.950%, 03/15/2025	1,183,000	1,451,932
Utilities - 1.4%
PSEG Power LLC
4.150%, 09/15/2021	1,379,000	1,421,891
Total Corporate Bonds
(Cost $65,541,431)		66,806,144

EXCHANGE-TRADED FUNDS - 17.7%	Shares
iShares Core U.S. Aggregate Bond Fund	80,550	9,521,816
iShares MBS Fund	41,000	4,538,700
iShares Short-Term Corporate Bond Fund	80,500	4,404,155
Total Exchange-Traded Funds
(Cost $18,329,422)		18,464,671

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 8.3%	Par
Federal Home Loan Mortgage Association
Series 293, Class IO
4.000%, 11/15/2032, #S50007 (b)	$500,170	71,520
Series 4488, Class BD
3.000%, 05/15/2033	319,560	327,157
Series 4849, Class JV
4.500%, 06/15/2037	2,498,366	2,668,460
Series 4949, Class BC
2.250%, 03/25/2049	982,799	1,024,158
Federal Home Loan Mortgage Corporation Pool
4.000%, 08/01/2042, #Q10153	169,255	186,087
4.000%, 01/01/2049, #T65519	730,664	755,802
Federal National Mortgage Association
Series 2008-6, Class BF
0.685% (1 Month LIBOR USD + 0.500%), 02/25/2038 ^	847,935	855,302
Series 2011-144, Class FW
0.635% (1 Month LIBOR USD + 0.450%), 10/25/2040 ^	262,023	262,246
Series 2013-130, Class CA
2.500%, 06/25/2043	321,150	333,045
Series 2013-130, Class CD
3.000%, 06/25/2043	583,909	619,400
Federal National Mortgage Association Pool
5.170%, 06/01/2028, 468516	216,900	248,984
Government National Mortgage Association
Series 2013-145, Class AG
3.738%, 09/16/2044 (c)	339,040	364,943
Series 2017-99, Class DB
3.000%, 03/20/2046	667,000	725,420
Series 2018-52, Class AE
2.750%, 05/16/2051	260,711	272,107
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $8,372,953)		8,714,631

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1%
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A4
4.023%, 03/12/2047	500,000	541,346
Commercial Mortgage Trust
Series 2012-CR1, Class AM
3.912%, 05/17/2045	350,000	359,188
CS First Boston Commercial Mortgage Trust
Series 2003-29, Class 2A3
5.500%, 12/25/2033	16,292	16,267
Greenpoint Mortgage
Series 2003-1, Class A1
4.200%, 10/25/2033 (c)	75,037	73,488
GS Mortgage Securities Trust
Series 2014-GC18, Class A4
4.074%, 01/10/2047	500,000	541,459
UBS - Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 08/12/2049	492,535	508,198
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS6, Class A4
2.918%, 11/18/2049	1,000,000	1,068,723
Series 2016-LC25, Class A4
3.640%, 12/15/2059	1,000,000	1,123,907
Total Commercial Mortgage-Backed Securities
(Cost $4,017,756)		4,232,576

MUNICIPAL BONDS - 3.9%
Carol Stream, Illinois Park District
6.100%, 11/01/2032 - AGM Insured	500,000	506,245
Chicago, Illinois Board of Education
Series A
4.000%, 12/01/2020	1,000,000	1,004,290
Chicago, Illinois Park District
5.250%, 01/01/2033	170,000	172,062
5.500%, 01/01/2033	145,000	154,785
5.250%, 01/01/2037	45,000	45,498
Cook County, Illinois
Series B
4.940%, 11/15/2023 - BAM Insured	500,000	522,220
Horatio, Arkansas School District #55
4.750%, 08/01/2024	150,000	150,223
Illinois Sports Facilities Authority
5.000%, 06/15/2030 - BAM Insured	125,000	148,480
Madison & Jersey Counties, Illinois United School District #11
5.625%, 12/01/2026	250,000	261,335
New Jersey Economic Development Authority
Series B
1.428%, 02/15/2025 - AGM Insured (d)	645,000	600,863
Rosemont, Illinois General Obligation Fund
5.375%, 12/01/2023 - BAM Insured	470,000	527,298
Total Municipal Bonds
(Cost $4,041,941)		4,093,299

ASSET-BACKED SECURITY - 0.3%
Santander Drive Auto Receivables Trust
Series 2018-2, Class C
3.350%, 07/17/2023
Total Asset-Backed Security
(Cost $317,468)	315,000	319,175

MONEY MARKET FUND - 2.2%	Shares
First American Government Obligations Fund - Class Z, 0.06% (e)
Total Money Market Fund
(Cost $2,339,030)	2,339,030	2,339,030

Total Investments - 100.4%
(Cost $102,960,001)		104,969,526
Other Assets and Liabilities, Net - (0.4)%		(460,752)
Total Net Assets - 100.0%		$104,508,774

*
As of June 30, 2020, the Fund had a significant portion of its assets invested in the financials sector. The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence spending.

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities are deemed to be liquid by the Adviser.  As of June 30, 2020, the value of these investments were $2,989,236, or 2.9% of total net assets.

^	Variable rate security - The rate shown is the rate in effect as of June 30, 2020.
(b)	Interest only security.
(c)	Variable rate security. The coupon is based on an underlying pool of loans.
(d)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of June 30, 2020.
(e)	The rate shown is the annualized seven-day effective yield as of June 30, 2020.

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

AGM - Assured Guaranty
BAM - Build America Mutual Assurance Company
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2020, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$66,806,144	$-	$66,806,144
Exchange-Traded Funds	18,464,671			18,464,671
U.S. Government Agency Mortgage-Backed Securities	-	8,714,631	-	8,714,631
Commercial Mortgage-Backed Securities	-	4,232,576	-	4,232,576
Municipal Bonds	-	4,093,299	-	4,093,299
Asset-Backed Security	-	319,175	-	319,175
Money Market Fund	2,339,030	-	-	2,339,030
Total Investments	$20,803,701	$84,165,825	$-	$104,969,526

Refer to the Schedule of Investments for further information on the classification of investments.